UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2019

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—99.8%
Alabama—0.1%
$645,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	03/31/2019	A	$646,896
205,000	AL Public Hsg. Authority, Series B1	4.450	01/01/2024	03/31/2019	A	206,250
10,000	Baldwin County, AL Public Building Authority[1]	4.375	06/01/2028	03/31/2019	A	10,021
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.250	09/01/2022	03/31/2019	A	10,021
370,000	Mobile, AL Improvement District (McGowin Park)	4.000	08/01/2020	02/03/2020	B	372,072

						1,245,260
Alaska—0.6%
7,160,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)	7.000	10/01/2023	10/01/2019	A	7,376,948
150,000	University of Alaska[1]	4.000	10/01/2023	10/01/2019	A	151,748

						7,528,696
Arizona—0.6%
10,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.375	06/01/2024	03/31/2019	A	10,020
105,000	AZ Game & Fish Department (Administration Building)[1]	5.000	07/01/2032	03/31/2019	A	105,242
2,650,000	Maricopa County, AZ Pollution Control (Southern California Edison Co.)[1]	5.000	06/01/2035	06/01/2020	A	2,700,986
180,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	06/09/2023	B	183,262
50,000	Pima County, AZ Street & Highway Revenue[1]	4.000	07/01/2020	07/01/2019	A	50,388
275,000	Pinal County, AZ Unified School District No. 43 (Apache Junction)[1]	4.000	07/01/2020	07/01/2019	A	277,214
2,155,000	Westpark, AZ Community Facilities District	4.000	07/15/2025	09/06/2022	B	2,235,899
1,030,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	3.900	09/01/2024	04/11/2022	B	1,028,486
1,135,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1,2]	7.625	03/01/2031	02/09/2021	D	1,244,289

						7,835,786
Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)[1]	5.250	11/01/2019	03/31/2019	A	25,072

1        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California—5.9%
$8,915,000	Alhambra, CA COP (Police Facilities)	6.750%	09/01/2023	10/13/2021	B	$9,782,340
500,000	Anaheim, CA Public Financing Authority[1]	4.750	09/01/2029	03/31/2019	A	507,545
5,000,000	Anaheim, CA Public Financing Authority[1]	6.000	09/01/2024	01/03/2023	B	5,779,450
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	03/31/2019	A	20,050
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		487,390
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		523,032
20,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	03/31/2019	A	20,047
45,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	03/31/2019	A	45,446
5,250,000	CA Educational Facilities Authority (Claremont Graduate University) Floaters Series 2017-7007 Trust[1]	2.190 [3]	03/01/2042	03/14/2019	A	5,250,000
570,000	CA Pollution Control Financing Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	587,750
170,000	CA Public Works (California Community Colleges)[1]	4.500	10/01/2026	04/01/2019	A	170,323
50,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	03/31/2019	A	50,140
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	04/01/2019	A	25,075
195,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	03/01/2019		195,000
200,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	11/01/2019		203,252
1,345,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	01/14/2021	B	1,433,958
35,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2021	03/31/2019	A	35,086
225,000	Castaic, CA Union School District	2.859 [4]	11/01/2019	11/01/2019		222,172
15,000	Cutler-Orosi, CA Joint Unified School District[1]	4.125	08/01/2019	03/31/2019	A	15,029
10,000,000	El Centro, CA Financing Authority (El Centro Regional Medical Center) Tender Option Bond Series 2018-XF1072 Trust	2.090 [3]	07/01/2058	12/18/2018	A	10,000,000
5,000	Fresno, CA Sewer System[1]	5.250	09/01/2019	09/01/2019		5,088
4,545,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2024	09/01/2019	A	4,622,629
75,000	Gilroy, CA GO (Gilroy Community Library)[1]	5.000	02/01/2023	03/31/2019	A	75,211
1,200,000	Howell Mountain, CA Elementary School District	3.418 [4]	08/01/2027	09/10/2024	B	905,364

2        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$580,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000%	10/15/2019	10/15/2019		$592,563
610,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2020	10/15/2020		644,410
845,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2019	10/15/2019		863,303
885,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2020	10/15/2020		934,923
1,000,000	Inglewood, CA Unified School District[1]	5.250	10/15/2021	04/13/2021	B	1,065,050
570,000	Jefferson, CA Union High School District[1]	6.250	08/01/2020	02/03/2020	B	594,869
20,000	Lake Elsinore, CA School Financing Authority[1]	4.375	10/01/2031	04/01/2019	A	20,040
10,000	Lodi, CA Wastewater System[1]	4.750	10/01/2024	04/01/2019	A	10,024
25,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	12/06/2021	B	25,949
4,000,000	Montebello, CA Unified School District Floaters Series 2017-XF0576 Trust[1]	2.090 [3]	08/01/2046	03/07/2019	A	4,000,000
720,000	Natomas, CA Unified School District[1,2]	5.950	09/01/2021	09/10/2020	B	752,969
545,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	08/09/2020	A	562,653
75,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2019	A	77,239
700,000	Palomar Pomerado, CA Health Care District COP	5.500	11/01/2019	11/01/2019		718,116
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		674,250
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		722,571
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		121,015
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		128,147
190,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/16/2020	B	205,850
20,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	4.125	09/01/2019	03/31/2019	A	20,025
20,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	4.125	09/01/2019	03/31/2019	A	20,025
1,915,000	Sacramento, CA City Financing Authority[1]	5.400	11/01/2020	05/07/2020	B	1,990,240

3        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,605,000	Sacramento, CA City Financing Authority[1]	5.400%	11/01/2020	05/07/2020	B	$2,707,350
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		558,265
100,000	San Juan Capistrano, CA GO1	3.000	08/01/2021	03/31/2019	A	100,111
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		306,192
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		634,294
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		391,809
15,000	Santa Rita, CA Union School District[1]	4.000	08/01/2020	03/31/2019	A	15,027
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		271,325
10,000	Southern CA Logistics Airport Authority[1]	4.125	12/01/2020	03/31/2019	A	10,090
220,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	03/15/2019	A	220,004
287,000	Vallejo, CA Sanitation & Flood Control District[1]	5.000	07/01/2019	07/01/2019		289,508
130,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	131,936
510,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	516,278
15,000	Westlands, CA Water District[1]	4.500	09/01/2023	03/31/2019	A	15,035
5,000	Westlands, CA Water District[1]	4.500	09/01/2024	03/31/2019	A	5,012
250,000	Westlands, CA Water District[1]	5.000	09/01/2021	09/01/2021		270,627
250,000	Westlands, CA Water District[1]	5.000	09/01/2022	09/01/2022		278,463
10,980,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)[1]	4.900	06/01/2026	03/08/2021	A	11,650,439

						74,077,373

Colorado—0.9%
65,000	Arkansas River, CO Power Authority[1]	5.000	10/01/2020	04/07/2020	B	66,596
9,100,000	CO Health Facilities Authority (National Jewish Medical & Research Center)[1]	1.880 [3]	01/01/2035	03/07/2019	A	9,100,000
5,000	Fort Lewis, CO College Board of Trustees[1]	4.375	10/01/2020	04/01/2019	A	5,011
15,000	Pueblo County, CO GO COP[1]	4.500	12/01/2024	03/31/2019	A	15,033
1,435,000	Southglenn, CO Metropolitan District	3.000	12/01/2021	12/16/2020	B	1,416,718

4        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$5,000	Weld County, CO School District RE002[1]	5.000%	12/01/2021	03/31/2019	A	$5,013

						10,608,371

Connecticut—2.6%
6,120,000	CT GO1,5	4.067	06/01/2020	06/01/2020		6,174,958
1,000,000	CT GO1	5.000	06/01/2024	06/01/2022	A	1,084,250
11,915,000	CT GO1	5.000	06/01/2025	06/01/2022	A	12,891,673
5,350,000	CT GO1	5.000	11/01/2025	11/01/2021	A	5,715,993
5,050,000	CT GO1	5.000	03/01/2027	03/01/2023	A	5,508,287
200,000	CT H&EFA (Supported Child Care)[1]	3.000	07/01/2020	07/01/2020		203,416
170,000	Darien, CT GO1	4.000	07/15/2019	03/31/2019	A	170,338
65,000	Naugatuck, CT GO1	5.875	02/15/2021	08/16/2020	B	68,546
50,000	University of Connecticut[1]	4.500	02/15/2026	03/31/2019	A	50,100
45,000	University of Connecticut[1,2]	4.625	02/15/2027	03/31/2019	A	45,094
5,000	Willington, CT GO1	4.000	12/01/2023	03/31/2019	A	5,010
25,000	Winchester, CT GO1	4.500	06/01/2019	03/31/2019	A	25,052

						31,942,717

District of Columbia—0.5%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	01/21/2022	B	681,913
50,000	District of Columbia Revenue[1]	5.000	06/01/2032	03/31/2019	A	50,107
4,775,000	District of Columbia Water & Sewer Authority[1]	5.500	10/01/2023	11/09/2021	B	5,244,048

						5,976,068

Florida—7.2%
3,750,000	Atlantic Beach, FL Health Care Facilities (Naval Continuing Care Retirement Foundation)[1]	3.000	11/15/2023	05/15/2020	A	3,761,588
150,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	04/27/2021	B	157,067
560,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125	11/01/2022	03/31/2019	A	561,114
70,000	Dade County, FL HFA (Baptist Hospital of Miami)	5.750	05/01/2021	05/14/2020	B	73,096
75,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)[1]	5.125	10/01/2021	04/01/2019	A	75,088
1,330,000	FL Capital Trust Agency (Gardens Apartments)[1]	3.500	07/01/2025	08/16/2022	B	1,342,156
3,555,000	FL HFC (Homeowner Mtg.)[1]	3.650	07/01/2041	11/01/2020	B	3,485,749
5,800,000	FL Mid-Bay Bridge Authority	6.875	10/01/2022	10/01/2022		6,413,292
1,695,000	FL Municipal Power Agency[1]	5.000	10/01/2024	10/01/2022	A	1,876,145
100,000	Jea, FL St. John’s River Power Park System[1]	4.000	10/01/2032	04/01/2019	A	100,171

5        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$2,335,000	Jea, FL St. John’s River Power Park System[1]	5.000%	10/01/2021	10/01/2019	A	$2,374,415
10,000	Miami Beach, FL GO1	4.375	09/01/2028	03/31/2019	A	10,023
11,130,000	Miami-Dade County, FL Expressway Authority Toll System Floaters Series 2012-DCL006 Trust	1.970 [3]	07/01/2034	03/14/2019	A	11,130,000
17,585,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL002 Trust	1.970 [3]	05/01/2031	03/07/2019	A	17,585,000
10,000,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL003 Trust	1.970 [3]	08/01/2027	03/14/2019	A	10,000,000
15,500,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL005 Trust	1.970 [3]	05/01/2037	03/07/2019	A	15,500,000
20,000	Oldsmar, FL Water & Sewer	5.120 [4]	07/01/2020	01/01/2020	B	18,310
10,000	Palm Bay, FL Water & Sewer[1]	4.125	07/01/2025	03/31/2019	A	10,022
135,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	10/06/2020	B	140,779
100,000	Sarasota County, FL Public Hospital Board (Miles-Sarasota Memorial Hospital)[1,5]	0.000	10/01/2021	10/01/2021		103,257
300,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital)[1]	5.250	07/01/2024	05/03/2023	B	334,770
255,000	Seminole County, FL Water & Sewer[1]	6.000	10/01/2019	10/01/2019		261,497
570,000	South Lake County, FL Hospital District (South Lake Hospital)[1]	6.000	04/01/2029	04/01/2019	A	571,436
4,540,000	St. Lucie County, FL Utility System[1]	6.000	10/01/2020	04/06/2020	B	4,742,075
10,000	Sunrise Lakes, FL Phase 4 Recreation District[1]	4.125	08/01/2024	03/31/2019	A	10,022
435,000	Tampa, FL Sports Authority (Tampa Bay Arena)	5.750	10/01/2020	01/07/2020	B	449,359
9,055,000	Twin Creeks North, FL Community Devel. District Floaters Series 2017-XF1066 Trust[1]	2.040 [3]	11/01/2047	03/14/2019	A	9,055,000

						90,141,431

Georgia—4.7%
5,000	Atlanta & Fulton County, GA Recreation Authority[1]	4.125	12/01/2022	03/31/2019	A	5,010
20,000	Carrollton, GA Payroll Devel. Authority (State University of West Georgia Foundation)[1]	4.250	08/01/2025	03/31/2019	A	20,040
265,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority[1]	5.250	10/01/2019	10/01/2019		270,141

6        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$40,000	College Park, GA (Atlanta International Airport)[1]	4.375%	01/01/2026	03/31/2019	A	$40,085
5,000	Columbus, GA Devel. Authority[1]	4.000	11/01/2019	03/31/2019	A	5,009
5,000,000	DeKalb County, GA Multifamily Hsg. (Candler Senior Village)	2.150 [3]	01/01/2021	07/01/2019	C	5,002,450
25,000	GA HEFA (USG Real Estate Foundation)[1]	5.125	06/15/2024	06/15/2019	A	25,249
36,595,000	GA Main Street Natural Gas[1]	4.000 [3]	04/01/2048	09/01/2023	C	39,020,151
3,700,000	GA Main Street Natural Gas[1]	4.000 [3]	08/01/2048	09/01/2023	A	3,952,414
65,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	03/31/2019	A	65,170
990,000	GA Municipal Electric Authority[1,5]	3.227	01/01/2020	01/01/2020		993,148
1,305,000	GA Municipal Electric Authority[1,5]	3.227	01/01/2021	01/01/2021		1,312,621
575,000	GA Private Colleges & University Authority (Mercer University)[1]	5.000	10/01/2020	10/01/2020		600,254
280,000	GA Private Colleges & University Authority (Spelman College)[1]	5.250	06/01/2021	03/31/2019	A	280,787
5,000	Gwinnett County, GA Hospital Authority[1]	4.500	10/01/2024	04/01/2019	A	5,011
50,000	Macon-Bibb County, GA Urban Devel. Authority (Convention Center Hotel)[1]	4.500	10/01/2027	04/01/2019	A	50,107
165,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250	07/01/2020	01/06/2020	B	170,678
30,000	Milledgeville & Baldwin County, GA Devel. Authority (Georgia College & State University Foundation Property)[1]	4.500	09/01/2025	03/31/2019	A	30,037
4,800,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)	2.750	09/01/2019	09/01/2019		4,806,960
1,055,000	Valdosta & Lowndes County, GA Hospital Authority (South Georgia Medical Center)[1]	5.000	10/01/2020	04/01/2019	A	1,067,692
1,000,000	Valdosta & Lowndes County, GA Hospital Authority (South Georgia Medical Center)[1]	5.000	10/01/2024	04/01/2019	A	1,012,180

						58,735,194

Idaho—0.0%
85,000	University of Idaho[1]	5.250 [3]	04/01/2041	03/05/2021	C	90,471

Illinois—11.6%
210,000	Bellwood, IL GO1	5.000	12/01/2026	12/01/2026		247,640
205,000	Bolingbrook, IL Park District	5.250	01/01/2020	01/01/2020		210,761
350,000	Bradley, IL (Bradley Commons)	5.000	01/01/2020	01/01/2020		355,247
380,000	Bradley, IL (Bradley Commons)	5.000	01/01/2021	01/01/2021		391,400
400,000	Bradley, IL (Bradley Commons)	5.000	01/01/2022	01/01/2022		416,532

7        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$7,940,000	Centerpoint, IL Intermodal Center Program	4.000%[3]	06/15/2023	06/15/2023		$7,984,702
200,000	Chicago, IL Board of Education[1]	5.500	12/01/2023	12/01/2023		221,412
6,555,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	01/01/2020		6,718,088
500,000	Chicago, IL Board of Education (School Reform)	2.893 [4]	12/01/2022	12/01/2022		455,160
4,745,000	Chicago, IL Board of Education (School Reform)	3.093 [4]	12/01/2020	12/01/2020		4,520,656
2,000,000	Chicago, IL Board of Education (School Reform)	3.244 [4]	12/01/2021	12/01/2021		1,835,740
15,000,000	Chicago, IL Board of Education Floaters Series 2013-DCL001 Trust[1]	2.190 [3]	12/01/2030	03/14/2019	A	15,000,000
6,110,000	Chicago, IL City Colleges	3.895 [4]	01/01/2024	01/01/2024		5,254,417
105,000	Chicago, IL GO1	5.000	12/01/2020	03/31/2019	A	105,357
175,000	Chicago, IL GO1	5.000	01/01/2027	03/31/2019	A	175,523
245,000	Chicago, IL GO1	5.000	01/01/2027	03/31/2019	A	246,798
730,000	Chicago, IL GO1	5.125	01/01/2022	01/01/2020	B	752,221
450,000	Chicago, IL GO1	5.250	01/01/2020	01/01/2020		461,669
830,000	Chicago, IL Public Building Commission	7.000	01/01/2020	01/01/2020		866,562
2,085,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.500	12/01/2023	01/10/2022	B	2,247,380
905,000	Chicago, IL Waterworks[1]	5.000	11/01/2025	03/31/2019	A	907,353
300,000	Collinsville, IL Area Recreation District[1]	4.400	12/01/2022	03/31/2019	A	301,221
630,000	Collinsville, IL Area Recreation District[1]	4.500	12/01/2023	03/31/2019	A	632,583
1,800,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.000	12/01/2021	12/01/2021		1,893,024
1,055,000	Cook County, IL Community High School District No. 219 Niles Township[1]	5.500	12/01/2019	12/01/2019		1,085,184
500,000	Cook County, IL School District No. 127.5 Chicago Ridge[1]	3.750	12/01/2020	03/31/2019	A	500,805
250,000	Cook County, IL School District No. 148 Dolton[1]	4.500	12/01/2027	12/01/2019	A	255,225
700,000	Cook County, IL School District No. 159 Matteson-Richton Park	2.948 [4]	12/01/2020	12/01/2020		673,127
810,000	Cook County, IL School District No. 88 (Bellwood)[1]	4.100	12/01/2023	12/01/2019	A	820,660
105,000	Eastern Illinois University (Auxiliary Facilities System)[1]	4.125	04/01/2022	04/01/2022		103,581
685,000	IL Civic Center[1]	6.250	12/15/2020	06/21/2020	B	707,406
440,000	IL Finance Authority (BHF Chicago Hsg. Group)	4.250	12/01/2027	12/13/2023	B	222,015

8        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000%	07/01/2021	07/01/2021		$1,640,901
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2022	07/01/2022		1,092,330
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2023	07/01/2023		1,113,940
2,085,000	IL GO1	4.000	05/01/2024	05/01/2024		2,134,498
7,500,000	IL GO1	5.000	08/01/2022	08/01/2022		8,095,875
3,500,000	IL GO1	5.000	10/01/2022	10/01/2022		3,738,735
7,250,000	IL GO1	5.000	01/01/2023	01/01/2020	A	7,418,563
2,000,000	IL GO1	5.000	11/01/2025	11/01/2025		2,164,800
10,000	IL Health Facilities Authority (Franciscan Sisters Health Care)	6.250	09/01/2021	09/15/2020	B	10,624
45,000	IL Hsg. Devel. Authority[1]	4.600	09/01/2025	03/31/2019	A	45,101
120,000	IL Medical District COP[1]	5.000	06/01/2022	03/31/2019	A	120,145
1,270,000	IL Regional Transportation Authority[1]	6.700	11/01/2021	11/16/2020	B	1,373,403
160,000	IL Sales Tax[1]	6.500	06/15/2022	12/20/2021	B	167,085
31,700,000	IL Sales Tax Securitization Corp. Floaters Series 2018-XL0093 Trust[1]	1.940 [3]	01/01/2048	03/13/2019	A	31,700,000
400,000	Iroquois & Kankakee Counties, IL Community Unit School District No. 4[1]	4.125	11/01/2019	03/31/2019	A	400,836
600,000	Kankakee County, IL Community Unit School District No. 1[1]	5.000	02/01/2020	02/01/2020		617,046
1,000,000	Madison Macoupin Counties, IL Community College Districts No. 536[1]	5.000	11/01/2021	11/01/2021		1,074,850
310,000	Matteson, IL Waterworks[1]	4.000	12/01/2019	03/31/2019	A	310,353
240,000	North Chicago, IL GO	4.000	11/01/2019	03/31/2019	A	240,348
600,000	Northern IL University COP[1]	4.000	09/01/2019	09/01/2019		605,898
120,000	Riverdale, IL GO1	4.800	01/01/2023	03/31/2019	A	120,140
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		300,579
120,000	Southwestern IL Devel. Authority (Granite City)[2]	5.250	03/01/2023	03/31/2019	A	120,034
1,080,000	Southwestern IL Devel. Authority (Memorial Group)	6.375	11/01/2023	05/31/2022	B	1,222,225
330,000	Sterling, IL Park District[1]	4.000	12/15/2019	12/15/2019		332,693
2,110,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2022	04/01/2019	A	2,115,929
1,020,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2026	04/01/2019	A	1,022,866

9        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443%[4]	11/01/2023	11/01/2023		$18,361,431
750,000	Will County, IL School District No. 88A Richland[1]	4.100	10/01/2025	10/01/2019	A	758,123

						144,988,800

Indiana—2.0%
10,000	Ball, IN State University[1]	5.000	07/01/2019	03/31/2019	A	10,025
100,000	Carmel, IN Redevel. Authority (Lease Rental)[1]	5.000	08/01/2019	08/01/2019		101,323
20,000	Evansville-Vanderburgh, IN Independent School District[1]	5.000	07/15/2027	03/31/2019	A	20,048
8,590,000	Gary, IN Sanitary District[1]	5.050	01/15/2029	12/30/2021	A	9,262,769
890,000	Gary/Chicago, IN International Airport Authority[1]	5.500	02/01/2025	03/31/2019	A	892,581
9,075,000	IN Transportation Finance Authority[1]	5.500	12/01/2022	06/26/2021	B	9,886,124
3,000,000	Indiana, IN Bond Bank Special Program Floaters Series 2015-XF0115[1]	2.010 [3]	10/15/2019	03/07/2019	A	3,000,000
25,000	Lawrence Township, IN School Building Corp.[1]	5.000	07/10/2019	07/10/2019		25,275
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.050	04/01/2026	06/11/2023	B	585,431
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	805,441

						24,589,017

Iowa—0.0%
5,000	IA HFA (Multifamily Hsg.)[1]	6.000	04/01/2021	04/01/2019	A	5,013
500,000	Sioux City, IA Community School District[1]	3.300	10/01/2024	04/01/2019	A	500,725

						505,738

Kansas—0.2%
2,000,000	KS Devel. Finance Authority (Stormont-Vail Healthcare)[1]	5.000	11/15/2023	11/15/2019	A	2,044,100

Kentucky—1.9%
100,000	Glasgow, KY Electric Plant Board[1]	4.100	06/01/2021	06/01/2019	A	100,612
25,000	Jefferson County, KY Capital Projects[1]	4.375	06/01/2028	03/31/2019	A	25,057
1,910,000	KY Asset Liability Commission [US 0003M+55][1]	2.383 [6]	11/01/2025	04/01/2024	B	1,858,774
7,665,000	KY Property & Building Commission[1]	5.000	08/01/2020	08/01/2020		8,002,260
4,750,000	KY Property & Building Commission[1]	5.000	05/01/2027	05/01/2027		5,561,633

10        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kentucky (Continued)
$5,000,000	KY Property & Building Commission[1]	5.000%	05/01/2028	05/01/2028		$5,910,150
5,000	KY Rural Water Finance Corp.[1]	4.125	02/01/2023	03/24/2019	A	5,008
10,000	KY Rural Water Finance Corp.[1]	4.375	02/01/2023	03/31/2019	A	10,024
10,000	KY Rural Water Finance Corp.[1]	4.750	02/01/2028	03/24/2019	A	10,020
895,000	Morehead State University KY1	3.700	11/01/2020	03/31/2019	A	896,539
50,000	Paducah, KY Electric Plant Board[1]	4.500	10/01/2023	04/01/2019	A	50,107
315,000	Pikeville, KY Hospital (Pikeville Medical Center)[1]	6.250	03/01/2024	03/01/2021	A	343,079
1,060,000	Pikeville, KY Hospital (Pikeville Medical Center)[1]	6.250	03/01/2024	03/01/2021	A	1,135,610

						23,908,873

Louisiana—0.2%
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2020	05/15/2020		1,806,682
390,000	Monroe, LA Sales Tax[1]	3.000	03/01/2020	03/31/2019	A	390,367

						2,197,049

Maine—0.1%
20,000	ME Educational Authority (Student Loan)[1]	4.625	12/01/2019	06/01/2019	A	20,129
1,550,000	ME Educational Authority (Student Loan)[1]	4.750	12/01/2024	12/01/2022	A	1,659,926
5,000	ME H&HEFA[1]	4.200	07/01/2023	03/31/2019	A	5,010

						1,685,065

Maryland—0.6%
10,000	Caroline County, MD GO1	4.000	11/01/2021	03/31/2019	A	10,018
65,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400	07/01/2021	03/31/2019	A	65,131
10,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [4]	07/01/2019	07/01/2019		9,937
7,005,000	MD H&HEFA (Medstar Health)[1]	5.000	08/15/2027	08/15/2023	A	7,847,772
20,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A1	4.625	07/01/2032	03/31/2019	A	20,019

						7,952,877

Massachusetts—1.5%
30,000	Boston, MA Hsg. Authority[1]	5.000	04/01/2027	04/01/2019	A	30,077
35,000	Boston, MA Hsg. Authority[1]	5.000	04/01/2028	04/01/2019	A	35,090
525,000	Boston, MA Water & Sewer[1]	5.250	11/01/2019	11/01/2019		537,663
180,000	Boston, MA Water & Sewer[1]	5.250	11/01/2019	11/01/2019		184,342
50,000	Chesire, MA GO1	4.750	02/01/2024	03/31/2019	A	50,130
10,000	Lynn, MA GO1	4.500	07/15/2024	03/31/2019	A	10,022
2,600,000	MA Bay Transportation Authority[1,5]	0.000	07/01/2020	07/01/2020		2,607,514
1,855,000	MA Bay Transportation Authority[1]	7.000	03/01/2021	03/01/2021		1,947,268

11        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$2,000,000	MA Devel. Finance Agency (Berkshire Health System/ Berkshire Medical Center/Fairview Hospital Obligated Group)[1]	5.000%	10/01/2022	10/01/2021	A	$2,151,980
580,000	MA Devel. Finance Agency (Visual & Performing Arts)[1]	6.000	08/01/2021	08/15/2020	B	610,554
695,000	MA GO1,5	3.057	11/01/2019	11/01/2019		696,084
640,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	03/31/2019	A	645,050
3,250,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2027	03/31/2019	A	3,278,665
40,000	MA Ralph C. Mahar Regional School District[1]	4.000	08/01/2019	03/31/2019	A	40,050
4,000,000	MA School Building Authority[1]	5.000	08/15/2025	08/15/2022	A	4,437,080
830,000	MA Special Obligation (Consolidated Loan)[1,5]	0.000	06/01/2020	06/01/2020		839,595
915,000	MA Water Resources Authority[1]	6.500	07/15/2019	07/15/2019		931,479
10,000	North Reading, MA GO1	4.000	09/15/2023	03/31/2019	A	10,019
25,000	Waltham, MA GO1	4.000	09/15/2024	03/31/2019	A	25,047
15,000	Waltham, MA GO1	4.200	09/15/2027	03/31/2019	A	15,029
25,000	Winchester, MA GO1	4.375	07/01/2027	03/31/2019	A	25,051
15,000	Worcester, MA GO1	4.125	09/15/2023	03/31/2019	A	15,027
10,000	Worcester, MA GO1	4.200	11/01/2024	03/31/2019	A	10,018

						19,132,834

Michigan—1.3%
200,000	Allen Park, MI GO1,2	4.000	04/01/2020	04/01/2019	A	200,394
265,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	11/04/2021	B	265,366
31,000	Detroit, MI GO	5.250	04/01/2019	04/01/2019		30,989
12,375,000	Kent, MI Hospital Finance Authority (Spectrum Health System/Spectrum Health Hospitals Obligated Group)[1]	5.500	11/15/2025	11/15/2021	A	13,520,059
25,000	Leslie, MI Public Schools[1]	4.000	05/01/2023	03/31/2019	A	25,042
120,000	MI Hsg. Devel. Authority, Series A1,2	4.750	10/01/2019	04/01/2019	A	120,269
105,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2021	05/01/2019	A	105,331
185,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2026	05/01/2019	A	185,522
50,000	Northville, MI Public Schools[1]	4.000	05/01/2019	03/31/2019	A	50,084
1,400,000	Summit Academy North, MI Public School Academy[1]	4.000	11/01/2024	11/11/2023	B	1,355,788
375,000	Wayne, MI GO1	4.400	10/01/2021	04/01/2019	A	375,150
10,000	Western MI University[1]	4.250	11/15/2021	03/31/2019	A	10,020
10,000	Ypsilanti, MI School District[1]	4.000	05/01/2020	03/31/2019	A	10,017

						16,254,031

12        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota—1.5%
$205,000	Arlington, MN GO1	3.000%	12/01/2019	03/31/2019	A	$205,271
2,000,000	Dakota County, MN Community Devel. Agency (WSP Senior Hsg.)	3.800 [3]	07/01/2022	07/01/2020	A	2,003,520
2,415,000	Duluth, MN Independent School District No. 709 COP[1]	5.000	02/01/2023	02/01/2023		2,641,237
1,890,000	Minneapolis, MN Multifamily Hsg. (Riverside Homes)	3.750 [3]	11/01/2021	11/01/2019	A	1,892,495
15,000	MN Governmental Agency Finance Group[1]	4.125	03/01/2027	03/24/2019	A	15,018
5,000	New Prague, MN GO1	4.150	02/01/2024	03/31/2019	A	5,011
10,000	North Mankato, MN GO1	4.000	12/01/2024	03/31/2019	A	10,018
25,000	Southern MN Municipal Power Agency[1]	4.500	01/01/2020	03/31/2019	A	25,056
4,310,000	St. Paul, MN Hsg. & Redevel. Authority (Legends Berry Senior Apartments)	3.750 [3]	09/01/2021	03/01/2020	A	4,320,473
1,930,000	St. Paul, MN Hsg. & Redevel. Authority (Millberry Apartments)	3.750 [3]	03/01/2021	08/01/2019	A	1,931,583
30,000	St. Paul, MN Hsg. & Redevel. Authority (Rivercenter Parking Ramp)[1]	4.000	05/01/2022	05/01/2019	A	30,098
4,500,000	St. Paul, MN Hsg. & Redevel. Authority (Un Flats Apts.)	2.750 [3]	02/01/2022	02/01/2021	C	4,452,480
750,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)	4.500	07/01/2028	05/10/2024	B	732,645
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		208,952

						18,473,857

Mississippi—0.2%
10,000	Mississippi Valley, MS State University Educational Building Corp.[1]	4.000	03/01/2022	03/31/2019	A	10,018
860,000	MS Devel. Bank (Jackson Public School District)[1]	5.000	10/01/2023	07/13/2022	B	939,894
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		886,032
70,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	03/31/2019	A	70,010

						1,905,954

Missouri—1.4%
90,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	09/15/2019	B	89,273
12,000	Cass County, MO GO COP[1,2]	4.000	04/01/2020	04/01/2019	A	12,020
25,000	Johnson County, MO GO COP[1]	4.125	12/01/2019	03/31/2019	A	25,035
285,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	03/10/2023	B	287,246
215,000	Kansas City, MO Water[1]	4.750	12/01/2028	03/31/2019	A	215,501

13        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,265,000	MO Devel. Finance Board (Branson Landing)[1]	6.000%	06/01/2020	12/13/2019	B	$1,295,259
5,000	MO Environmental Improvement & Energy Resources Authority[1]	4.250	07/01/2026	03/31/2019	A	5,010
15,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	03/31/2019	A	15,040
70,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	03/31/2019	A	70,207
3,130,000	MO H&EFA (Webster University)[1]	5.000	04/01/2026	04/01/2026		3,509,356
850,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2025	03/31/2019	A	850,969
95,000	Springfield, MO Public Building Corp. (Jordan Valley Project)	4.151 [4]	06/01/2025	12/18/2023	B	74,863
1,380,000	St. Louis County, MO IDA (Friendship Village)[1]	5.000	09/01/2023	10/07/2021	B	1,433,944
95,000	St. Louis County, MO IDA (FVWC/ FVSC/FVSL/FVO Obligated Group)[1]	3.000	09/01/2022	03/18/2021	B	93,390
9,860,000	St. Louis, MO Airport (Lambert- St. Louis International Airport) Floaters Series 2007 DCL-004 Trust	1.970 [3]	07/01/2026	03/07/2019	A	9,860,000

						17,837,113

Nevada—0.2%
250,000	Clark County, NV Airport[1]	5.000	07/01/2022	07/01/2019	A	252,878
550,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	04/01/2019	A	550,869
495,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	04/01/2019	A	495,787
745,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	04/01/2019	A	746,147
60,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)[1]	5.500	06/01/2023	03/25/2019	A	60,146

						2,105,827

New Hampshire—0.2%
2,750,000	NH H&EFA (Hillside Village)	3.500	07/01/2022	07/01/2019	A	2,757,480
10,000	NH Municipal Bond Bank[1]	4.000	02/15/2023	03/31/2019	A	10,017

						2,767,497

New Jersey—9.1%
250,000	Atlantic City, NJ GO1	5.000	03/01/2027	03/01/2027		293,573
3,935,000	Atlantic City, NJ GO Floaters Series 2017-XF2482 Trust[1]	1.980 [3]	03/01/2042	03/07/2019	A	3,935,000
1,610,000	Camden County, NJ Improvement Authority (Rowan University)[1]	5.000	12/01/2027	12/01/2023	A	1,800,608
3,515,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2023	11/01/2023		3,832,756

14        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$145,000	Casino Reinvestment Devel. Authority of NJ1	5.250%	06/01/2019	03/31/2019	A	$145,454
1,500,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	03/31/2019	A	1,503,225
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	03/31/2019	A	1,002,310
55,000	Essex County, NJ Improvement Authority (Newark)[1]	5.000	11/01/2020	05/06/2020	B	56,972
80,000	Jackson Township, NJ School District[1]	5.250	06/15/2019	06/15/2019		80,714
9,000,000	Lyndhurst Township, NJ GO	2.750	09/12/2019	09/12/2019		9,045,900
335,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		337,888
500,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		504,240
1,000,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		1,184,640
1,500,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		1,721,820
1,520,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,645,491
405,000	NJ EDA (Cigarette Tax)[1]	5.000	06/15/2020	06/15/2020		419,050
6,500,000	NJ EDA (Cigarette Tax)[1]	5.000	06/15/2023	06/15/2022	A	7,021,495
130,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	3.500	09/01/2022	03/21/2021	B	128,735
820,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		987,296
6,840,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		7,904,714
15,000	NJ EDA (Municipal Loan Pool)[1]	4.625	11/15/2020	03/31/2019	A	15,037
2,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2023	03/01/2023		2,179,120
3,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2025	03/01/2023	A	3,245,460
3,010,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2023	09/01/2023		3,396,665
6,000,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2024	09/01/2024		6,913,380
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,097,960
400,000	NJ Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital)[1]	5.000	09/15/2023	09/15/2023		439,628
850,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.375	06/01/2024	06/01/2019	A	856,010
5,000	NJ Hsg. & Mtg. Finance Agency[1]	4.375	11/01/2019	03/31/2019	A	5,010
135,000	NJ Hsg. & Mtg. Finance Agency	5.000	05/01/2021	03/31/2019	A	135,301
3,500,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2024	06/15/2024		3,930,080
1,645,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2025	06/15/2022	A	1,778,821
5,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2028	06/15/2026	A	5,662,650

15        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$4,505,000	NJ Transportation Trust Fund Authority[1]	5.250%	12/15/2023	12/15/2023		$5,055,781
1,370,000	NJ Transportation Trust Fund Authority[1]	5.250	12/15/2023	12/15/2023		1,550,032
460,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2026	06/15/2021	A	487,112
12,160,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2019	12/15/2019		12,500,115
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2020	12/15/2020		5,298,100
1,000,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2022	12/15/2022		1,117,210
7,645,000	NJ Transportation Trust Fund Authority[1]	5.750	06/15/2020	12/20/2019	B	7,865,252
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)[1]	5.375	08/15/2028	03/31/2019	A	125,245
6,100,000	West Deptford Township, NJ GO	2.750	04/10/2019	04/10/2019		6,103,843

						113,309,693

New Mexico—0.3%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	03/31/2019	A	210,615
25,000	NM Finance Authority[1]	4.500	06/01/2029	06/01/2019	A	25,152
2,025,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)[1]	4.750	07/01/2022	01/20/2021	B	2,098,690
105,000	Saltillo, NM Public Improvement District[1]	4.000	10/01/2024	10/01/2024		115,325
160,000	Saltillo, NM Public Improvement District[1]	4.000	10/01/2025	10/01/2025		177,416
410,000	University of New Mexico[1]	6.000	06/01/2021	01/31/2020	B	424,731
80,000	University of New Mexico	6.500	06/01/2021	02/10/2020	A	84,841

						3,136,770

New York—7.5%
160,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	04/01/2019		159,859
1,285,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1,2]	5.000	04/01/2022	10/23/2020	B	1,327,803
26,190,000	Build NYC Resource Corp. (Blue School) Floaters Series 2018- XF1071 Trust	2.090 [3]	09/01/2046	03/08/2019	A	26,190,000
19,125,000	Build NYC Resource Corp. (Richmond Medical Center) Floaters Series 2019-XF1080 Trust[1]	2.140 [3]	12/01/2050	12/01/2050		19,125,000
750,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2022	03/31/2019	A	750,367
2,725,000	Elmira, NY GO	3.500	05/24/2019	05/24/2019		2,727,698

16        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$3,122,005	Elmira, NY GO	3.750%	07/16/2019	07/16/2019		$3,128,905
5,000	Hyde Park, NY GO1	4.100	06/01/2023	03/31/2019	A	5,011
160,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	01/01/2020		159,046
1,781,845	Johnson City, NY GO	4.000	10/03/2019	10/03/2019		1,790,469
15,000	Long Beach, NY GO1	4.000	04/15/2020	03/31/2019	A	15,027
25,000	Marlborough, NY GO1	4.000	06/15/2020	03/31/2019	A	25,046
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [7]	06/01/2026	03/15/2019	A	3,000,480
500,000	New Rochelle, NY City School District[1]	4.000	11/15/2020	11/15/2019	A	508,700
185,000	North Salem, NY GO1	4.000	06/01/2019	03/31/2019	A	186,813
155,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000	06/01/2019	06/01/2019		155,680
345,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000	06/01/2020	06/01/2020		352,128
350,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2021	06/01/2021		369,418
300,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2022	06/01/2022		322,719
685,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2023	06/01/2023		747,999
460,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2026	06/01/2026		516,281
95,000	NY Triborough Bridge & Tunnel Authority[1]	6.125	01/01/2021	04/20/2020	B	99,630
6,455,000	NYC GO1	5.000	08/01/2022	08/01/2021	A	6,965,397
9,070,000	NYC GO1	5.000	10/01/2022	10/01/2022		10,115,862
830,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	10/18/2021	B	837,138
1,845,000	NYS DA (State University Educational Facilities)[1]	5.500	05/15/2019	05/15/2019		1,859,576
1,700,000	NYS Local Government Assistance Corp.[1]	5.000	04/01/2021	04/01/2021		1,760,265
3,335,000	NYS UDC (State Facilities)[1]	5.700	04/01/2020	10/06/2019	B	3,410,805
695,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	4.000	07/01/2024	07/01/2022	A	726,609
280,000	Oyster Bay, NY GO1	3.250	08/01/2019	08/01/2019		281,674
1,025,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.000	12/01/2020	06/05/2020	B	1,066,031
100,000	Poughkeepsie, NY GO1	4.000	03/15/2019	03/15/2019		100,079
50,000	Ramapo, NY GO	4.000	08/01/2020	03/31/2019	A	50,091
100,000	Ramapo, NY GO	4.000	08/01/2021	03/31/2019	A	100,186
10,000	Rochester, NY GO1	4.000	10/01/2020	04/01/2019	A	10,018
30,000	Suffolk County, NY IDA (Dowling College)[8,9]	6.700	12/01/2020	12/01/2020		1,500

17        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,900,000	West Hempstead, NY Union Free School District	3.000%	06/21/2019	06/21/2019		$4,917,689

						93,866,999

North Carolina—0.4%
2,485,000	Charlotte, NC COP[1]	3.000	06/01/2022	03/31/2019	A	2,487,808
15,000	Fayetteville, NC GO1	4.250	06/01/2025	03/31/2019	A	15,031
10,000	Haywood County, NC GO1	4.125	03/01/2027	03/31/2019	A	10,018
2,875,000	NC Medical Care Commission Retirement Facilities (Salemtowne)	3.550	10/01/2024	04/01/2020	A	2,877,961
10,000	University of North Carolina System[1]	4.750	10/01/2028	04/01/2019	A	10,021
5,000	University of North Carolina System (NCATSU/UNCC/UNCG/UNCW/UNCA Obligated Group)[1]	5.000	04/01/2022	04/01/2019	A	5,012
5,000	Winston-Salem, NC GO COP[1]	4.250	06/01/2021	03/31/2019	A	5,010

						5,410,861

North Dakota—0.3%
3,495,000	Burleigh County, ND Sales Tax[1]	3.250	11/01/2023	11/01/2021	A	3,550,990
10,000	Grand Forks, ND GO1	4.125	12/01/2020	03/31/2019	A	10,019

						3,561,009

Ohio—1.9%
75,000	Akron, OH Waterworks[1]	4.000	03/01/2022	03/31/2019	A	75,134
1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/ UCMC/WCHosp/UCPC Obligated Group)[1]	5.500	11/01/2022	11/01/2020	A	1,438,346
2,905,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)[1]	5.500	01/01/2021	07/07/2020	B	3,046,880
670,000	Cleveland-Cuyahoga County, OH Port Authority[1]	5.750	11/15/2020	05/21/2020	B	697,015
30,000	Deerfield Township, OH Tax Increment[1]	5.000	12/01/2025	03/31/2019	A	30,078
25,000	Euclid, OH GO1	4.125	12/01/2023	03/31/2019	A	25,054
20,000	Euclid, OH GO1	4.375	12/01/2028	03/31/2019	A	20,046
150,000	Frontier, OH Local School District[1]	6.500	12/01/2019	12/01/2019		154,860
10,000	Greene County, OH University Hsg. (Central State University)	5.000	09/01/2024	04/23/2022	B	9,999
10,000	Milton-Union, OH Exempted Village School District (School Energy Conservation)[1]	4.000	12/01/2024	03/31/2019	A	10,018
340,000	Northwest, OH Local School District (Stark, Summit & Wayne Counties)[1]	3.500	12/01/2028	03/31/2019	A	340,462
2,000,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[8]	5.625	06/01/2018	06/01/2018		2,000,000

18        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,830,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000%	10/01/2021	04/01/2019	A	$1,832,379
2,460,000	OH Higher Educational Facility Commission (University of Dayton)[1,5]	3.397	12/01/2023	12/01/2023		2,488,438
875,000	OH River South Authority (Lazarus Building Redevel.)	5.750	12/01/2027	03/31/2019	A	876,768
10,565,000	OH Water Devel. Authority (Water Pollution)[1]	1.780 [3]	12/01/2036	03/07/2019	A	10,565,000
10,000	Olmstead Falls, OH City School District[1]	4.400	12/01/2019	03/31/2019	A	10,020
50,000	Sandusky, OH GO1	4.000	12/01/2019	03/31/2019	A	50,093
20,000	Scioto County, OH GO1	4.250	12/01/2026	03/31/2019	A	20,030
25,000	Stark County, OH GO1	4.375	12/01/2024	03/31/2019	A	25,062

						23,715,682

Oklahoma—0.3%
475,000	McGee Creek, OK Water Authority[1]	6.000	01/01/2023	07/29/2021	B	515,812
280,000	OK Capital Improvement Authority (Conservation Commission)[1]	4.000	07/01/2024	07/01/2019	A	282,251
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)[1]	5.000	07/01/2025	09/22/2022	B	2,633,548
320,000	OK Municipal Power Authority[1]	5.750	01/01/2024	11/24/2021	B	350,912
15,263	Oklahoma County, OK HFA (Single Family Mtg.)[1,2]	4.300	10/01/2020	04/01/2019	A	15,295

						3,797,818

Oregon—0.2%
950,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	2.800	05/15/2024	05/15/2024		942,248
630,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	3.200	05/15/2025	05/15/2025		629,628
5,000	Clackamas County, OR School District No. 86[1]	4.350	06/15/2025	03/31/2019	A	5,010
350,000	Corvallis, OR Sewer System[1]	3.000	05/01/2019	03/31/2019	A	350,378
35,000	Lane County, OR GO1	4.050	06/01/2019	03/31/2019	A	35,060
120,000	OR Health & Science University	2.975 [4]	07/01/2021	07/20/2020	B	110,258
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	4.750	05/01/2029	03/31/2019	A	40,030

19        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000%	05/01/2022	03/31/2019	A	$15,123

						2,127,735

Other Territory—3.0%
19,755,000	Public Hsg. Capital Fund Multi- State Revenue Trust I Floaters Series 2017-XG0136 Trust[1]	2.240 [3]	12/01/2029	03/07/2019	A	19,755,000
6,865,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0137 Trust[1]	2.240 [3]	09/01/2027	03/07/2019	A	6,865,000
11,000,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0138 Trust[1]	2.240 [3]	07/01/2033	03/07/2019	A	11,000,000
345,114	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	04/05/2020	A	346,578

						37,966,578

Pennsylvania—5.2%
70,000	Allegheny County, PA HEBA (Duquesne University of the Holy Spirit)	5.000	04/01/2019	04/01/2019		70,178
445,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2026	02/24/2025	B	488,770
560,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600	07/01/2023	08/26/2021	B	545,367
1,780,000	Bangor, PA Area School District[1]	2.500	03/15/2023	03/31/2019	A	1,780,854
310,000	Coatesville, PA Area School District[1]	5.000	12/01/2021	12/01/2021		333,988
400,000	Coatesville, PA Area School District[1]	5.000	12/01/2022	12/01/2022		439,748
400,000	Coatesville, PA Area School District[1]	5.000	12/01/2023	06/01/2023	A	442,256
425,000	Coatesville, PA Area School District[1]	5.000	12/01/2024	06/01/2023	A	467,372
50,000	Erie County, PA Hospital Authority (St. Mary’s Home of Erie)[1]	4.500	07/01/2023	03/31/2019	A	50,111
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	3,313,404
365,000	Hazleton, PA GO1	4.100	12/01/2019	03/31/2019	A	365,894
2,075,000	Luzerne County, PA GO1	5.000	05/15/2022	05/15/2022		2,263,659
2,260,000	Luzerne County, PA GO1	5.000	05/15/2023	05/15/2023		2,513,821
2,795,000	Luzerne County, PA GO1	5.000	11/15/2023	11/15/2023		3,139,176
1,525,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	1,572,183
500,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	516,285
1,380,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.000	10/01/2022	10/01/2022		1,484,328

20        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$1,165,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.000%	10/01/2024	10/01/2024		$1,290,692
500,000	Oswayo Valley, PA School District[1]	2.000	02/15/2020	03/31/2019	A	500,015
6,040,000	PA Convention Center Authority[1]	6.000	09/01/2019	09/01/2019		6,169,014
2,750,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	05/01/2020	A	2,918,988
5,000	PA HEFA[1]	4.000	06/15/2021	03/31/2019	A	5,008
6,200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2023	06/01/2023		6,878,776
8,750,000	PA Turnpike Commission Tender Option Bond Series 2017-XF1060 Trust[1]	1.890 [3]	12/01/2042	12/01/2042		8,750,000
1,765,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.000	04/01/2033	04/01/2023	A	1,824,392
305,000	Philadelphia, PA Authority for Industrial Devel. (Mathematics Science & Technology Community Charter School)[1]	5.000	08/01/2020	02/04/2020	B	313,144
635,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.250	06/15/2023	07/30/2021	B	677,780
190,000	Philadelphia, PA Regional Port Authority[1]	5.000	09/01/2019	03/31/2019	A	190,471
475,000	Pittsburgh, PA Urban Redevel. Authority (Eva P Mitchell Hsg.)[1]	4.200	10/20/2024	10/07/2019	A	481,199
5,000,000	Pittsburgh, PA Water & Sewer Authority [US0001M+64][1]	2.453 [6]	09/01/2040	06/01/2020	A	5,002,900
2,555,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/LVHM/SRehC/SRMC/ NPHC/SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.750	07/01/2022	01/26/2021	B	2,728,996
1,025,000	Reading, PA School District[1]	3.125	04/01/2024	04/01/2019	A	1,025,267
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	519,945
400,000	Sto Rox, PA School District[1]	2.750	12/15/2019	03/31/2019	A	400,304
825,000	Stroudsburg, PA Area School District[1]	3.000	04/01/2027	04/01/2019	A	825,512
685,000	Stroudsburg, PA Area School District[1]	3.750	11/01/2020	03/31/2019	A	686,014
865,000	Tinicum Township, PA (Delaware County Sewage Authority)[1]	4.250	09/01/2022	03/31/2019	A	867,076
1,025,000	Washington County, PA Redevel. Authority[1]	5.000	07/01/2028	02/22/2026	A	1,058,753
1,010,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2024	08/01/2024		1,159,036

21        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$1,160,000	Wilkes-Barre, PA Area School District[1]	5.000%	08/01/2026	08/01/2026		$1,363,128

						65,423,804

Rhode Island—0.1%
10,000	RI Clean Water Finance Agency[1]	4.500	10/01/2022	10/01/2022		10,977
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)[1]	5.000	11/01/2019	03/31/2019	A	50,139
1,000,000	RI Student Loan Authority[1]	3.250	12/01/2022	12/01/2020	A	1,012,560
155,000	RI Student Loan Authority[1]	4.100	12/01/2019	03/31/2019	A	155,347

						1,229,023

South Carolina—1.4%
620,000	Florence-Darlington, SC Commission for Technical Education[1]	5.000	03/01/2028	09/01/2023	A	675,806
25,000	SC Jobs-EDA (FMU Student Hsg.)[1]	4.250	08/01/2024	03/31/2019	A	25,034
6,500,000	SC Jobs-EDA (Royal Live Oaks Academy of the Arts & Sciences Charter School)	3.000	08/01/2020	02/01/2020	A	6,516,120
10,000,000	SC Public Service Authority (Santee Cooper) Tender Option Bonds Series 2016-XM0384 Trust[1]	1.990 [3]	06/01/2037	12/04/2018	A	10,000,000

						17,216,960

South Dakota—0.2%
2,045,000	Minnehaha County, SD COP[1]	2.125	12/01/2020	03/31/2019	A	2,045,082

Tennessee—1.8%
1,250,000	Bristol, TN Industrial Devel. Board	4.846 [4]	12/01/2019	12/01/2019		1,208,887
1,000,000	Bristol, TN Industrial Devel. Board	4.909 [4]	12/01/2020	12/01/2020		921,330
50,000	Columbia, TN Waterworks[1]	5.125	12/01/2022	03/31/2019	A	50,131
475,000	Elizabethton, TN H&EFB (MSHA/ BRMMC/SCCH/NCH Obligated Group)[1]	7.000	07/01/2020	10/04/2019	A	494,461
12,675,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center) Floaters Series 2016-XF1054 Trust[1]	1.780 [3]	07/01/2046	03/07/2019	A	12,675,000
3,000,000	TN Energy Acquisition Gas Corp.	2.650	11/01/2020	11/01/2019	A	3,002,100
3,090,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2022	02/01/2022		3,311,429
450,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		456,431
5,000	TN Local Devel. Authority[1]	4.125	03/01/2023	03/31/2019	A	5,009

						22,124,778

22        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas—19.3%
$530,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1,2]	4.000%	06/15/2026	09/07/2023	B	$527,657
29,920,000	Austin, TX GO1	5.250	05/15/2025	06/26/2023	B	34,128,846
25,000	Bexar County, TX GO1	4.125	08/15/2019	03/31/2019	A	25,050
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000	12/01/2023	12/01/2023		1,287,372
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000	12/01/2024	12/01/2024		2,016,177
50,000	Borden County, TX Independent School District[1]	4.375	02/15/2023	03/31/2019	A	50,096
45,000	Brazoria County, TX Municipal Utility District No. 25[1]	5.000	03/01/2030	03/01/2019	A	45,000
300,000	Bridgestone, TX Municipal Utility District[1]	5.500	11/01/2020	11/01/2019	A	307,383
820,000	Brushy Creek, TX Municipal Utility District[1]	4.000	06/01/2021	06/01/2019	A	824,723
665,000	Clifton, TX Higher Education Finance Corp. (International American Education Federation)	5.000	08/15/2021	08/15/2021		688,820
41,075,000	Denton, TX Independent School District[1]	2.000 [3]	08/01/2044	08/01/2019	C	41,116,075
675,000	El Paso County, TX Hospital District COP[1]	5.000	08/15/2025	08/15/2023	A	740,691
1,085,000	Fort Bend County, TX Levee Improvement District No. 11[1]	4.050	09/01/2027	03/31/2019	A	1,087,061
495,000	Fort Bend County, TX Municipal Utility District No. 116[1]	3.000	09/01/2019	09/01/2019		497,361
515,000	Fort Bend County, TX Municipal Utility District No. 118[1]	3.000	09/01/2019	09/01/2019		517,935
210,000	Fort Bend County, TX Municipal Utility District No. 118[1]	3.000	09/01/2019	09/01/2019		211,197
210,000	Fort Bend County, TX Municipal Utility District No. 121[1]	3.000	09/01/2019	09/01/2019		211,002
140,000	Fort Bend County, TX Municipal Utility District No. 138[1]	2.000	09/01/2019	09/01/2019		140,183
70,000	Fort Bend County, TX Municipal Utility District No. 146[1]	4.000	09/01/2026	09/01/2019	A	70,656
115,000	Fort Bend County, TX Municipal Utility District No. 171[1]	5.000	09/01/2019	09/01/2019		116,764
300,000	Fort Bend County, TX Municipal Utility District No. 30[1]	3.000	09/01/2019	09/01/2019		301,710
20,000	Fort Bend County, TX Municipal Utility District No. 30[1]	4.000	09/01/2019	03/31/2019	A	20,032
235,000	Fort Bend County, TX Municipal Utility District No. 34[1]	2.000	09/01/2019	09/01/2019		234,976

23        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$120,000	Fort Bend County, TX Municipal Utility District No. 34[1]	2.000%	09/01/2019	09/01/2019		$119,982
275,000	Garland, TX Independent School District[1]	3.000	02/15/2020	03/31/2019	A	275,333
650,000	Grant Road, TX Public Utility District[1]	3.000	10/01/2019	10/01/2019		653,653
20,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	03/31/2019	A	20,050
530,000	Harris County, TX Cultural Education Facilities Finance Corp. (TXCH/TXCHF Obligated Group)[1]	5.000	10/01/2029	10/01/2019	A	539,280
50,000	Harris County, TX Flood Control District[1]	5.000	10/01/2020	04/01/2019	A	50,623
515,000	Harris County, TX Flood Control District[1]	5.000	10/01/2023	04/01/2019	A	521,407
405,000	Harris County, TX Fresh Water Supply District No. 61[1]	3.000	09/01/2019	09/01/2019		407,507
615,000	Harris County, TX Municipal Utility District No. 105[1]	4.000	03/01/2027	03/31/2019	A	615,621
350,000	Harris County, TX Municipal Utility District No. 151[1]	2.000	09/01/2019	09/01/2019		350,493
340,000	Harris County, TX Municipal Utility District No. 151[1]	3.000	09/01/2019	09/01/2019		342,139
330,000	Harris County, TX Municipal Utility District No. 151[1]	4.000	09/01/2020	09/01/2019	A	333,666
250,000	Harris County, TX Municipal Utility District No. 222[1]	2.000	09/01/2019	09/01/2019		250,195
605,000	Harris County, TX Municipal Utility District No. 276[1]	3.000	09/01/2019	09/01/2019		607,886
915,000	Harris County, TX Municipal Utility District No. 367[1]	3.500	09/01/2019	09/01/2019		922,896
590,000	Harris County, TX Municipal Utility District No. 370[1]	2.750	12/01/2019	12/01/2019		593,274
345,000	Harris County, TX Municipal Utility District No. 372[1]	3.500	09/01/2019	09/01/2019		347,484
2,510,000	Harris County, TX Municipal Utility District No. 53[1]	2.000	09/01/2019	09/01/2019		2,513,288
235,000	Harris County, TX Municipal Utility District No. 70[1]	2.000	10/01/2019	10/01/2019		235,294
325,000	Harris County, TX Water Control & Improvement District No. 110[1]	3.000	09/01/2019	09/01/2019		326,550
275,000	Harris County, TX Water Control & Improvement District No. 89[1]	4.000	10/01/2019	04/01/2019	A	278,033
250,000	Lubbock, TX Independent School District[1]	4.000	02/15/2020	03/31/2019	A	250,480
140,000	Maverick County, TX GO COP[1,2]	5.000	03/01/2020	04/01/2019	A	140,440

24        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$365,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000%	04/01/2022	04/01/2022		$377,695
385,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2023	04/01/2023		401,243
405,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2024	04/01/2024		423,990
7,315,000	North Central TX HFDC (Presbyterian Healthcare)[1]	5.750	06/01/2026	03/18/2023	B	8,407,203
15,000	North TX Municipal Water District (Parker Creek)[1]	5.125	06/01/2023	03/31/2019	A	15,048
365,000	Northeast Travis County, TX Utility District[1]	3.000	09/01/2020	09/01/2019	A	367,080
25,000	Northpointe, TX Water Control & Improvement District No. 96[1]	4.250	09/01/2027	03/31/2019	A	25,037
35,000,000	Port of Port Arthur, TX Navigation District (Emerald Renewable Diesel)	2.400 [3]	06/01/2049	05/31/2019	C	35,012,600
7,500,000	Port of Port Arthur, TX Navigation District (Motiva Enterprises)[1]	1.920 [3]	04/01/2040	03/01/2019	A	7,500,000
80,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)[1]	4.700	01/01/2022	01/12/2021	B	82,215
10,000	Remington, TX Municipal Utility District No. 1[1]	4.000	09/01/2024	03/31/2019	A	10,016
490,000	Robstown, TX GO COP	3.345 [4]	03/01/2024	03/01/2024		418,171
100,000	Round Rock, TX GO1	4.000	08/15/2024	08/15/2019	A	101,144
150,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	4.900	09/15/2024	10/23/2022	B	143,234
50,000	San Antonio, TX Airport System[1]	5.250	07/01/2032	03/31/2019	A	50,901
10,000	San Antonio, TX River Authority[1]	4.375	07/01/2026	03/31/2019	A	10,024
100,000	Sheldon, TX Independent School District[1]	4.000	02/15/2022	03/31/2019	A	100,175
25,000	Sheldon, TX Independent School District[2]	4.000	02/15/2024	03/31/2019	A	25,043
300,000	Sienna Plantation, TX Municipal Utility Distron No. 2[1]	2.000	10/01/2019	10/01/2019		300,459
50,000	Southlake, TX GO1	4.000	02/15/2020	03/31/2019	A	50,093
130,000	Spencer Road, TX Public Utility District[1]	2.000	09/01/2019	09/01/2019		130,216

25        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$960,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875%	11/15/2022	11/15/2022		$956,851
10,275,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		11,145,293
795,000	Timber Lane, TX Utility District[1]	3.000	08/01/2020	08/01/2019	A	798,689
10,000,000	TX GO	4.000	08/29/2019	08/29/2019		10,111,400
29,075,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	12/10/2023	B	33,634,251
31,035,000	TX Municipal Gas Acquisition & Supply Corp. II [MUNIPSA+55][1]	2.290 [6]	09/15/2027	07/24/2019	A	30,519,819
1,000,000	TX Municipal Gas Acquisition & Supply Corp. III[1]	5.000	12/15/2020	12/15/2020		1,048,940
3,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2020	08/01/2020		3,126,450
100,000	Williamson County, TX Municipal Utility District No. 13[1]	4.750	08/15/2019	08/15/2019		101,226
10,000	Woodlands Township, TX GO1	4.000	03/01/2028	03/31/2019	A	10,013

						241,266,860

Utah—0.0%
10,000	UT Associated Municipal Power Systems[1]	4.250	06/01/2020	03/31/2019	A	10,020
25,000	Washington County, UT Water Conservancy District[1]	4.000	10/01/2020	04/01/2019	A	25,049

						35,069

Vermont—0.0%
200,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		215,508

Virginia—0.5%
20,000	Bristol, VA GO1	4.250	07/15/2025	03/31/2019	A	20,044
30,000	Bristol, VA Utility System[1]	5.000	07/15/2021	07/27/2020	B	31,216
500,000	Fairfax County, VA EDA (Six Public Facilities)[1]	4.000	04/01/2024	04/01/2019	A	500,910
275,000	Fairfax County, VA IDA (IHS/IHSF/IHCS/LHCtr Obligated Group)[1]	5.250	08/15/2019	08/15/2019		279,389
25,000	Hampton, VA GO1	5.000	01/15/2021	03/31/2019	A	25,065
190,000	Upper Occoquan, VA Sewage Authority[1]	5.150	07/01/2020	01/05/2020	B	195,126
5,250,000	Upper Occoquan, VA Sewage Authority[1]	5.150	07/01/2020	01/05/2020	B	5,391,645

						6,443,395

Washington—0.5%
700,000	Central Puget Sound, WA Regional Transit Authority[1]	5.250	02/01/2021	08/07/2020	B	735,574
1,000,000	Grays Harbor County, WA Public Hospital District No. 1	3.000	08/01/2019	08/01/2019		999,520

26        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington (Continued)
$25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600%	03/01/2028	07/15/2024	B	$25,001
290,000	Snohomish County, WA Public Utility District No. 1[1]	6.800	01/01/2020	01/01/2020		302,401
3,205,000	WA GO1	5.000	07/01/2023	07/01/2023		3,645,335
20,000	Yakima, WA Irrigation System[1]	4.500	09/01/2024	03/31/2019	A	20,047

						5,727,878

West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.125	09/01/2023	09/01/2019	A	2,229,018

Wisconsin—1.6%
3,360,000	Southeast WI Professional Baseball Park District[1]	5.500	12/15/2026	12/30/2025	B	4,047,187
635,000	West DePere, WI School District[1]	2.250	10/01/2022	10/01/2020	A	639,083
165,000	West DePere, WI School District[1]	2.600	10/01/2025	10/01/2020	A	166,394
1,585,000	WI Center District[1]	5.250	12/15/2023	07/28/2022	B	1,750,664
1,190,000	WI Public Finance Authority (Gardner-Webb University)	5.000	07/01/2019	07/01/2019		1,195,617
10,170,000	WI Public Finance Authority (Prairie Oaks Devel.) Floaters Series 2017-XF1064 Trust[1]	2.040 [3]	09/01/2047	03/14/2019	A	10,170,000
160,000	WI Public Finance Authority Charter School (Voyager Foundation)[1]	4.125	10/01/2024	10/27/2021	A	163,669
800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	4.000	12/01/2020	12/01/2020		808,560
445,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[1]	4.000	01/01/2024	11/05/2021	B	454,020

						19,395,194

Total Investments, at Value (Cost $1,236,687,081)—99.8%						1,244,800,785
Net Other Assets (Liabilities)—0.2						2,523,024

Net Assets—100.0%						$1,247,323,809

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

27        OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

9. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:
ALIA	Alliance of Long Island Agencies
BHF	Baptist Health Floyd
BRMMC	Blue Ridge Medical Management Corporation
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DHR	Department of Human Resources
DRMCH	Downey Regional Medical Center Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FMU	Francis Marion University
FVO	FV Operations
FVSC	Friendship Village of South County
FVSL	Friendship Village St. Louis
FVWC	Friendship Village of West County
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IC	Interhealth Corporation
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
IDA	Industrial Devel. Agency
IHCS	Inova Health Care Services
IHS	Inova Health System
IHSF	Inova Health System Foundation
IMC	IHC Management Corporation

28        OPPENHEIMER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

JFK	John Fitzgerald Kennedy
LHCtr	Loudoon Hospital Center
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MSA	Math & Science Academy
MSHA	Mountain State Health Alliance
MUNIPSA	SIFMA Municipal Swap Index Yield
NCATSU	North Carolina Agricultural & Technical State University
NCH	Norton Community Hospital
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHSys	Pocono Health System
PIH	Presbyterian Intercommunity Hospital
PMCtr	Pocono Medical Center
PSCH	Professional Service Centers for the Handicapped, Inc.
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SCCH	Smyth County Community Hospital
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TXCH	Texas Children’s Hospital
TXCHF	Texas Children’s Hospital Foundation
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USDA	U.S. Department of Agriculture
WCHosp	West Chester Hospital
WSP	West St. Paul

29        OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

30        OPPENHEIMER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

31        OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$1,245,260	$—	$1,245,260
Alaska	—	7,528,696	—	7,528,696
Arizona	—	7,835,786	—	7,835,786
Arkansas	—	25,072	—	25,072
California	—	74,077,373	—	74,077,373
Colorado	—	10,608,371	—	10,608,371
Connecticut	—	31,942,717	—	31,942,717
District of Columbia	—	5,976,068	—	5,976,068
Florida	—	90,141,431	—	90,141,431
Georgia	—	58,735,194	—	58,735,194
Idaho	—	90,471	—	90,471
Illinois	—	144,988,800	—	144,988,800
Indiana	—	24,589,017	—	24,589,017
Iowa	—	505,738	—	505,738
Kansas	—	2,044,100	—	2,044,100
Kentucky	—	23,908,873	—	23,908,873
Louisiana	—	2,197,049	—	2,197,049
Maine	—	1,685,065	—	1,685,065
Maryland	—	7,952,877	—	7,952,877
Massachusetts	—	19,132,834	—	19,132,834
Michigan	—	16,254,031	—	16,254,031
Minnesota	—	18,473,857	—	18,473,857
Mississippi	—	1,905,954	—	1,905,954
Missouri	—	17,837,113	—	17,837,113
Nevada	—	2,105,827	—	2,105,827
New Hampshire	—	2,767,497	—	2,767,497
New Jersey	—	113,309,693	—	113,309,693
New Mexico	—	3,136,770	—	3,136,770
New York	—	93,865,499	1,500	93,866,999
North Carolina	—	5,410,861	—	5,410,861
North Dakota	—	3,561,009	—	3,561,009
Ohio	—	23,715,682	—	23,715,682
Oklahoma	—	3,797,818	—	3,797,818
Oregon	—	2,127,735	—	2,127,735
Other Territory	—	37,966,578	—	37,966,578
Pennsylvania	—	65,423,804	—	65,423,804
Rhode Island	—	1,229,023	—	1,229,023
South Carolina	—	17,216,960	—	17,216,960
South Dakota	—	2,045,082	—	2,045,082
Tennessee	—	22,124,778	—	22,124,778
Texas	—	241,266,860	—	241,266,860
Utah	—	35,069	—	35,069
Vermont	—	215,508	—	215,508

32        OPPENHEIMER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Virginia	$—	$6,443,395	$—	$6,443,395
Washington	—	5,727,878	—	5,727,878
West Virginia	—	2,229,018	—	2,229,018
Wisconsin	—	19,395,194	—	19,395,194

Total Assets	$—	$1,244,799,285	$1,500	$1,244,800,785

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$2,362,812

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities

33        OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$2,009,776
Market Value	$2,001,500
Market Value as % of Net Assets	0.16%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

34        OPPENHEIMER SHORT TERM MUNICIPAL FUND

4. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

35        OPPENHEIMER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/19/2019